PGIM Nasdaq-100 Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 105.6%
Affiliated Mutual Fund 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $65,586)(wb)	65,586	$65,586
Options Purchased*~ 103.5%
(cost $3,119,053)		3,154,604

Total Short-Term Investments (cost $3,184,639)		3,220,190

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.6% (cost $3,184,639)		3,220,190
Options Written*~ (5.6)%
(premiums received $177,610)		(170,775)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,007,029)		3,049,415
Liabilities in excess of other assets(z) (0.0)%		(663)

Net Assets 100.0%		$3,048,752

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	12/31/25	$5.11		58		6	$2,994,067
Invesco QQQ ETF Trust	Put	12/31/25	$511.23		58		6	160,537
Total Options Purchased (cost $3,119,053)								$3,154,604

PGIM Nasdaq-100 Buffer 12 ETF - January
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	12/31/25	$598.55		58		6	$(91,572)
Invesco QQQ ETF Trust	Put	12/31/25	$449.88		58		6	(79,203)
Total Options Written (premiums received $177,610)							$(170,775)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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